6. Property and Equipment (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment
Computing equipment and office machines	$ 231,830	$ 145,245	$ 147,030
Furniture and fixtures	100,479	78,833	73,905
Property and Equipment Gross	332,309	224,078	220,935
Less accumulated depreciation	(250,746)	(212,816)	(171,897)
Property and equipment, net	$ 81,563	$ 11,262	$ 49,038